Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
Note 11: Accumulated other comprehensive income
Changes in accumulated other comprehensive income (AOCI) by component for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands):

	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at of January 1, 2021	$23,807	$(992)	$22,815
Foreign currency translation gain/(loss)	504	—	504
Actuarial gain/(loss), net of tax	—	(286)	(286)

Balance as of December 31, 2021	$24,311	$(1,278)	$23,033

Foreign currency translation gain/(loss)	(3,519)	—	(3,519)
Actuarial gain/(loss), net of tax	—	(154)	(154)

Balance as of December 31, 2022	$20,792	$(1,432)	$19,360

Foreign currency translation gain/(loss)	1,219	—	1,219
Actuarial gain/(loss), net of tax	—	(597)	(597)

Balance as of December 31, 2023	$22,011	$(2,029)	$19,982

For years ended December 31, 2023, 2022 and 2021, we did not tax effect foreign currency translation gain/(loss) because we have determined such gain/(loss) is permanently reinvested and actuarial gain/(loss) is not tax effected due to a valuation allowance applied to our deferred tax assets.